Consolidated Balance Sheets (USD $) In Thousands	Sep. 30, 2011	Sep. 30, 2010
ASSETS:
CASH AND CASH EQUIVALENTS (includes interest-earning deposits of $105,292 and $50,771)	$ 121,070	$ 65,217
SECURITIES:
Available-for-sale ("AFS"), at fair value (amortized cost of $1,443,529 and $1,009,142)	1,486,439	1,060,366
Held-to-maturity ("HTM"), at cost (fair value of $2,434,392 and $1,913,454)	2,370,117	1,880,154
LOANS RECEIVABLE, net (less allowance for credit losses "ACL" of $15,465 and $14,892 )	5,149,734	5,168,202
BANK-OWNED LIFE INSURANCE ("BOLI")	56,534	54,710
CAPITAL STOCK OF FEDERAL HOME LOAN BANK ("FHLB"), at cost	126,877	120,866
ACCRUED INTEREST RECEIVABLE	29,316	30,220
PREMISES AND EQUIPMENT, net	48,423	41,260
REAL ESTATE OWNED ("REO"), net	11,321	9,920
INCOME TAXES RECEIVABLE, net		716
OTHER ASSETS	50,968	55,499
TOTAL ASSETS	9,450,799	8,487,130
LIABILITIES:
Deposits	4,495,173	4,386,310
Advances from FHLB	2,379,462	2,348,371
Other borrowings	515,000	668,609
Advance payments by borrowers for taxes and insurance	55,138	55,036
Income taxes payable	2,289
Deferred income tax liabilities, net	20,447	33,244
Accounts payable and accrued expenses	43,761	33,610
Total liabilities	7,511,270	7,525,180
COMMITMENTS AND CONTINGENCIES (NOTE 12)
STOCKHOLDERS' EQUITY:
Preferred stock, $.01 par value; 100,000,000 shares authorized, no shares issued or outstanding
Common stock, $.01 par value; 1,400,000,000 shares authorized, 167,498,133 shares issued; 167,498,133 and 73,992,678 shares outstanding as of September 30, 2011 and 2010, respectively	1,675	915
Additional paid-in capital	1,392,691	457,795
Unearned compensation, Employee Stock Ownership Plan ("ESOP")	(50,547)	(6,050)
Unearned compensation, Recognition and Retention Plan ("RRP")	(124)	(255)
Retained earnings	569,127	801,044
Accumulated other comprehensive income ("AOCI"), net of tax	26,707	31,862
Stockholders' Equity before Treasury Stock	1,939,529	1,285,311
Treasury stock, at cost, 0 and 17,519,609 shares as of September 30, 2011 and 2010, respectively, at cost		(323,361)
Total stockholders' equity	1,939,529	961,950
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 9,450,799	$ 8,487,130